Share-based Payment Arrangements (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of range of exercise prices of outstanding share options [line items]
Summary of number and weighted average exercise prices (in USD) of share options
	Weighted average exercise price			Number of options
	2020	2019	2018	2020	2019	2018
Outstanding on January 1	1.71	2.6	3.08	4,754,676	1,131,781	1,002,022
Expired and forfeited during the year	0.23	-	7	1,486,125	-	30,000
Granted during the year	0.43	1.32	1.59	3,725,826	3,622,895	159,759
Outstanding on December 31	1.02	1.71	2.6	6,994,377	4,754,676	1,131,781
Exercisable on December 31	1.54	3.21	2.95	1,753,632	1,093,029	873,344

Summary of number of RSUs
	Number of RSUs
	2020	2019
Outstanding at January 1	11,509	109,419
Granted during the year	3,601,972	-
Forfeited during the year	157,500	-
Vested during the year	65,981	97,910
Outstanding at December 31	3,390,000	11,509

Summary of options to service providers were measured at the fair value of the service
	2020	2019	2018
Share Price - USD	0.32 - 0.898	0.746 - 1.22	1.18
Option price - USD	0.347 - 1.98	0.49 - 1.1	0.80
Expected volatility (%)	95.68 - 107	99.22 - 113.78	105.77
Expected duration (years)	4 - 7	4.61 - 7	4.95
Dividend yield (%)	-	-	-
Risk free rate interest rate (%)	0.298% - 0.5%	1.63% - 1.95%	1.41%

Summary of share based expenses recognized
	For the year ended December 31
	2020	2019	2018
	USD thousands
Research and development expenses	756	238	546
General and administrative expenses	1,889	1,035	227

Total share-based expense recognized	2,645	1,273	773

Option pricing model [member]
Disclosure of range of exercise prices of outstanding share options [line items]
Summary of options to service providers were measured at the fair value of the service
2018
Share Price - USD	368.39
Option price - USD	369.39
Expected volatility (%)	79.16
Expected duration (years)	7
Dividend yield (%)	-
Risk free rate interest rate (%)	2.4%